As filed with the Securities and Exchange	Registration No. 333-85618
Commission on October 10, 2008	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 32	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, NY 11797
(800) 963-9539
(Address and Telephone Number of Depositor’s Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive
West Chester, PA 19380
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on November 7, 2008 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ X ]		this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

                                                              EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective
Amendment No. 32 is to delay the effective date of Post-Effective Amendment No. 29, which was filed on May 28, 2008. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485(b) at a future date that incorporates our responses to the comments and any required missing information or items.

PARTS A, B and C

Parts A and C of this Post-Effective Amendment No. 32 incorporate by reference Parts A and C of Post-
Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 333-85618) as filed on
May 28, 2008. Part B of this Post-Effective Amendment No. 32 incorporates by reference Part B of Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-85618) as filed on
April 10, 2008.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
ReliaStar Life Insurance Company of New York Separate Account NY-B, has duly caused this Post-
Effective Amendment to Registration Statement to be signed on its behalf in the City of West Chester,
Commonwealth of Pennsylvania, on the 10th day of October, 2008.

SEPARATE ACCOUNT NY-B (Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:

______________________________ Donald W. Britton* President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on October 10, 2008.

Signature	Title

President, Chief Executive Officer, Chairman and Director
Donald W. Britton*	(principal executive officer)

Chief Accounting Officer
Steven T. Pierson*
DIRECTORS OF THE DEPOSITOR
Signature	Title

Chief Financial Officer
David A. Wheat*	(principal accounting officer)

James R. Gelder*

Donald W. Britton*

Catherine H. Smith*

R. Michael Conley*

Carol V. Coleman*

James F. Lille*

Charles B. Updike*

Ross M. Weale*

Signature	Title

Brian D. Comer*

Robert P. Browne*

Howard L. Rosen*

By: /s/ John S. Kreighbaum John S. (Scott) Kreighbaum as Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.